Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—96.3%
		Communication Services—1.3%
525,000	[1]	MNTN, Inc.	$ 14,784,000
300,000	[1]	Pinterest, Inc.	11,580,000
1,994,611	[1]	Reservoir Media, Inc.	15,837,211
		TOTAL	42,201,211
		Consumer Discretionary—15.1%
600,000	[1]	Birkenstock Holding PLC	30,054,000
378,700	[1]	Cava Group, Inc.	33,329,387
80,000	[2]	Choice Hotels International, Inc.	10,216,800
675,000	[1]	DraftKings, Inc.	30,402,000
100,000	[1]	Duolingo, Inc.	34,655,000
521,200	[1]	Dutch Bros, Inc.	30,891,524
1,058,000	[1]	First Watch Restaurant Group, Inc.	18,292,820
262,000	[1]	Floor & Decor Holdings, Inc.	20,079,680
260,900		Moncler SpA	13,887,510
80,000	[1]	Ollie’s Bargain Outlet Holdings, Inc.	10,930,400
703,400	[1]	On Holding AG	34,164,138
350,000	[1]	Planet Fitness, Inc.	38,216,500
527,300	[1]	Smith Douglas Home Corp.	9,934,332
1,600,000	[1]	Sportradar Group AG	47,312,000
71,800		Texas Roadhouse, Inc.	13,292,334
760,000	[1]	Viking Holdings Ltd.	44,627,200
172,000		Wingstop, Inc.	64,902,480
476,700	[1]	YETI Holdings, Inc.	17,513,958
		TOTAL	502,702,063
		Consumer Staples—2.0%
662,700	[1]	Chefs Warehouse, Inc.	45,434,712
450,000	[1]	Maplebear, Inc.	21,586,500
		TOTAL	67,021,212
		Energy—1.3%
630,000		Archrock, Inc.	14,716,800
816,200		Aris Water Solutions, Inc.	17,360,574
245,000		Matador Resources Co.	12,220,600
		TOTAL	44,297,974
		Financials—6.8%
300,000	[1]	Accelerant Holdings	8,262,000
300,000	[1]	American Integrity Insurance Group, Inc.	5,598,000
370,000		Ares Management Corp.	68,646,100
200,000		Artisan Partners Asset Management, Inc.	9,050,000
30,000	[1]	Ategrity Specialty Holdings LLC	599,400
1,200,000		Blue Owl Capital, Inc.	23,220,000
319,062	[1]	Chime Financial, Inc.	10,978,923
200,000	[1]	Etoro Group Ltd.	11,992,000
175,000		First Financial Bankshares, Inc.	6,058,500
380,000		Hamilton Lane, Inc.	57,874,000
60,000		Pinnacle Financial Partners, Inc.	5,273,400
178,575	[1]	Slide Insurance Holdings, Inc.	3,357,210

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
308,000	[1]	Toast, Inc.	$ 15,042,720
		TOTAL	225,952,253
		Health Care—24.0%
50,000	[1,2]	Abivax S.A., ADR	3,588,500
2,198,020	[1]	Arcturus Therapeutics Holdings, Inc.	26,837,824
235,018	[1]	Argenx SE	157,205,020
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
6,620,000	[1]	aTyr Pharma, Inc.	31,246,400
794,000	[1]	Centessa Pharmaceuticals Ltd., ADR	13,632,980
786,751	[1,2]	Ceribell, Inc.	11,329,214
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
1,485,000	[1]	EyePoint Pharmaceuticals, Inc.	14,582,700
461,432	[1]	Forte Biosciences, Inc.	4,605,091
522,872	[1]	Guardant Health, Inc.	21,427,295
1,850,000	[1]	IDEAYA Biosciences, Inc.	45,047,500
103,800	[1]	Inspire Medical Systems, Inc.	12,927,252
155,200	[1]	Insulet Corp.	44,759,680
400,000	[1,2]	Kestra Medical Technologies, Inc.	6,600,000
267,300	[1]	Kymera Therapeutics, Inc.	11,694,375
527,700	[1]	Legend Biotech Corp., ADR	20,617,239
640,000	[1]	Merus NV	42,393,600
605,000	[1]	Minerva Neurosciences, Inc.	1,161,600
503,000	[1]	Moonlake Immunotherapeutics	25,371,320
142,800	[1]	Natera, Inc.	19,086,648
14,729,500	[1,3]	Novartis AG, Rights	17,086,220
500,000	[1,2]	Omada Health, Inc.	8,760,000
43,300	[1]	Pieris Pharmaceuticals, Inc.	1,583,914
239,000	[1]	PROCEPT BioRobotics Corp.	11,593,890
4,345,860	[1,2]	Rezolute, Inc.	25,857,867
758,000	[1]	Rhythm Pharmaceuticals, Inc.	64,604,340
188,702	[1,3,4]	Sail Biomedicines, Inc.	4,392,567
328,800	[1]	Scholar Rock Holding Corp.	12,182,040
2,430,101	[1,2]	Scynexis, Inc.	1,677,013
200,000	[1]	Shoulder Innovations, Inc.	3,010,000
18,500		UCB S.A.	3,948,764
195,600	[1]	Ultragenyx Pharmaceutical, Inc.	5,343,792
70,600	[1]	Veeva Systems, Inc.	20,064,520
370,100	[1]	Vericel Corp.	12,931,294
656,000	[1]	Verona Pharma PLC, ADR	68,939,040
232,500	[1]	Xenon Pharmaceuticals, Inc.	7,100,550
742,676	[1,2]	Zenas Biopharma, Inc.	11,667,440
151,443	[1]	Zenas Biopharma, Inc.	2,379,170
		TOTAL	801,053,186
		Industrials—20.7%
252,400		Applied Industrial Technologies, Inc.	68,526,600
429,100	[1]	ATI, Inc.	33,014,954
61,100	[1]	Axon Enterprise, Inc.	46,160,439
235,700		AZZ, Inc.	25,809,150
904,800	[1]	Centuri Holdings, Inc.	19,724,640
131,300		Comfort Systems USA, Inc.	92,343,290
93,200		CSW Industrials, Inc.	24,183,536

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
740,000	[1]	Fiverr International Ltd.	$ 16,339,200
171,200		FTAI Aviation Ltd.	23,558,832
116,500	[1]	GMS, Inc.	12,773,060
169,500		HEICO Corp.	55,392,600
136,793	[1]	Kratos Defense & Security Solutions	8,029,749
56,200	[1]	Limbach Holdings, Inc.	7,699,400
559,920	[1]	Loar Holdings, Inc.	41,383,688
273,000	[1]	NEXTracker, Inc.	15,904,980
101,800		Powell Industries, Inc.	24,136,780
1,321,733	[1]	StandardAero, Inc.	37,735,477
657,200		UL Solutions, Inc.	48,054,464
391,000	[1,2]	Voyager Technologies, Inc.	15,647,820
274,300	[1]	XPO, Inc.	32,995,547
281,000		Xylem, Inc.	40,638,220
		TOTAL	690,052,426
		Information Technology—19.6%
145,000	[1]	Astera Labs, Inc.	19,825,850
186,800		BE Semiconductor Industries N.V.	25,165,869
780,000	[1]	Braze, Inc.	21,738,600
610,000	[1,2]	Camtek Ltd.	57,431,500
35,000	[1,2]	Circle Internet Finance PLC	6,423,200
92,600	[1]	Commvault Systems, Inc.	17,589,370
174,500	[1]	CyberArk Software Ltd.	71,801,515
470,200	[1]	Elastic N.V.	39,355,740
33,200	[1]	HubSpot, Inc.	17,252,380
1,362,400	[1]	Klaviyo, Inc.	42,370,640
24,000		Motorola Solutions, Inc.	10,535,520
900,000	[1]	Olo, Inc.	9,432,000
850,000	[1]	OneStream, Inc.	20,272,500
350,000	[1]	Q2 Holdings, Inc.	28,420,000
1,430,000	[1]	QXO, Inc.	28,685,800
725,500	[1]	Rubrik, Inc.	68,886,225
1,726,800	[1]	SentinelOne, Inc.	31,669,512
343,000	[1]	Shopify, Inc.	41,918,030
100,000	[1]	Sitime Corp.	20,285,000
1,197,800	[1]	SoundThinking, Inc.	13,666,898
100,000	[1]	SPS Commerce, Inc.	10,886,500
37,000	[1]	Tyler Technologies, Inc.	21,628,720
265,000	[1]	Vertex, Inc.	8,790,050
150,000	[1]	Wix.com Ltd.	20,404,500
		TOTAL	654,435,919
		Materials—1.2%
102,900		Eagle Materials, Inc.	23,079,441
640,000		James Hardie Industries PLC	16,601,600
		TOTAL	39,681,041
		Real Estate—3.9%
300,000	[1]	CoStar Group, Inc.	28,557,000
300,000	[1]	FrontView, Inc.	3,531,000
500,000		Gaming and Leisure Properties, Inc.	22,790,000
500,000		Healthpeak Properties, Inc.	8,470,000
205,000		Lamar Advertising Co.	25,061,250

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
445,000		Ryman Hospitality Properties, Inc.	$ 42,301,700
		TOTAL	130,710,950
		Utilities—0.4%
154,700		Pinnacle West Capital Corp.	14,018,914
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,959,813,402)	3,212,127,149
		PREFERRED STOCK—0.3%
		Health Care—0.3%
2,178,049	[3,4]	CeQur S.A. (IDENTIFIED COST $11,664,324)	10,957,127
		WARRANTS—0.6%
		Health Care—0.6%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	873,104
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	311,232
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	220,401
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	385,560
533,000	[1]	Rezolute, Inc., Warrants 4/30/2099	3,171,350
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	4,997,405
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	10,030,510
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	23,232
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	994,434
		TOTAL WARRANTS (IDENTIFIED COST $22,635,357)	21,007,228
		INVESTMENT COMPANY—5.7%
189,492,003		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[5] (IDENTIFIED COST $189,492,003)	189,492,003
		TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $2,183,605,086)	3,433,583,507
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[6]	(96,895,227)
		NET ASSETS—100%	$3,336,688,280

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2025	Shares Held as of 7/31/2025	Dividend Income*
Consumer Discretionary:
Smith Douglas Home Corp.	$17,464,176	$—	$—	$(7,529,844)	$—	$9,934,332	527,300	$—
Health Care:
Arcturus Therapeutics Holdings, Inc.	$38,970,895	$—	$—	$(12,133,071)	$—	$26,837,824	2,198,020	$—
aTyr Pharma, Inc.	$20,654,400	$—	$—	$10,592,000	$—	$31,246,400	6,620,000	$—
EyePoint Pharmaceuticals, Inc.	$18,945,219	$—	$(540,634)	$(2,976,651)	$(845,234)	$14,582,700	1,485,000	$—
Forte Biosciences, Inc.	$—	$5,398,640	$—	$(793,549)	$—	$4,605,091	461,432	$—
IDEAYA Biosciences, Inc.	$66,492,214	$1,331,597	$(11,825,677)	$(6,145,034)	$(4,805,600)	$45,047,500	1,850,000	$—
Minerva Neurosciences, Inc.	$1,448,975	$—	$—	$(287,375)	$—	$1,161,600	605,000	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$388,229	$—	$—	$(76,997)	$—	$311,232	162,100	$—
Rezolute, Inc.	$20,894,473	$1,732,250	$—	$3,231,144	$—	$25,857,867	4,345,860	$—
Rezolute, Inc., Warrants 10/8/2027	$299,030	$—	$—	$(78,629)	$—	$220,401	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$355,104	$—	$—	$30,456	$—	$385,560	64,800	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$1,731,717	$—	$1,439,633	$—	$3,171,350	533,000	$—
Rezolute, Inc., Warrants 6/24/2099	$4,602,652	$—	$—	$394,753	$—	$4,997,405	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$9,238,184	$—	$—	$792,326	$—	$10,030,510	1,685,800	$—
Scynexis, Inc.	$3,714,160	$—	$(322,002)	$670,945	$(2,386,090)	$1,677,013	2,430,101	$—
Scynexis, Inc., Warrants 4/26/2029	$95,079	$—	$—	$(71,847)	$—	$23,232	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$1,959,760	$—	$—	$(965,326)	$—	$994,434	1,441,000	$—
Information Technology:
SoundThinking, Inc.	$15,037,800	$63,108	$(3,436,503)	$6,790,700	$(4,788,207)	$13,666,898	1,197,800	$—
Affiliated issuers no longer in the port- folio at period end	$38,806,288	$—	$(128,090,520)	$5,475,879	$83,808,353	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$259,366,638	$10,257,312	$(144,215,336)	$(1,640,487)	$70,983,222	$194,751,349	26,805,802	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$169,166,677
Purchases at Cost	$1,291,568,607
Proceeds from Sales	$(1,271,243,281)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$189,492,003
Shares Held as of 7/31/2025	189,492,003
Dividend Income	$5,003,586

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$86,249,075	$88,739,486

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2025, these restricted securities amounted to $15,349,694, which represented 0.5% of net assets.

Additional information on restricted securities held at July 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$10,957,127
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$4,392,567

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,341,159,188	$—	$22,504,487	$2,363,663,675
International	645,465,484	200,207,163	2,790,827	848,463,474
Preferred Stock
International	—	—	10,957,127	10,957,127
Debt Securities:
Warrants	18,896,057	2,111,171	—	21,007,228
Investment Company	189,492,003	—	—	189,492,003
TOTAL SECURITIES	$3,195,012,732	$202,318,334	$36,252,441	$3,433,583,507

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt